Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	PERRITT FUNDS INC
Central Index Key	0001286087
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
Perritt MicroCap Opportunities Fund | Investor Class
Risk/Return:
Trading Symbol	PRCGX
Perritt Ultra MicroCap Fund | Investor Class
Risk/Return:
Trading Symbol	PREOX
Perritt Low Priced Stock Fund | Investor Class
Risk/Return:
Trading Symbol	PLOWX